Segmented Information (Tables)	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Schedule of Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2026
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$312,112	$30,366	$28,333	$253,413	$278,505	$2,568,665

Sudbury 1	19,891	1,788	6,255	11,848	18,041	206,067

Constancia	13,313	1,283	1,012	11,018	12,030	47,588

San Dimas	26,642	3,878	2,562	20,202	22,764	119,371

Stillwater	5,676	1,062	727	3,887	4,614	202,680

Blackwater	27,785	9,302	3,786	14,697	20,862	324,284

Platreef	-	-	-	-	-	275,702

Other 2	22,366	4,531	5,694	12,141	17,835	1,662,005

Total gold interests	$427,785	$52,210	$48,369	$327,206	$374,651	$5,406,362

Silver

Peñasquito	$198,793	$12,582	$13,860	$172,351	$186,211	$185,656

Antamina	150,549	28,510	44,716	77,323	122,039	4,708,329

Constancia	33,055	2,862	2,910	27,283	30,193	144,161

Blackwater	9,189	1,690	1,023	6,476	7,539	165,522

Other 3	87,172	16,769	4,245	66,158	64,443	562,150

Total silver interests	$478,758	$62,413	$66,754	$349,591	$410,425	$5,765,818

Palladium

Stillwater	$2,957	$547	$1,018	$1,392	$2,410	$206,444

Platreef	-	-	-	-	-	78,814

Total palladium interests	$2,957	$547	$1,018	$1,392	$2,410	$285,258

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay	$19,701	$3,673	$6,361	$9,667	$12,940	$206,733

Total mineral stream interests	$929,201	$118,843	$122,502	$687,856	$800,426	$11,731,206

Other

General and administrative				$(11,327)	$(10,489)

Share based compensation				(4,806)	-

Donations and community investments				(4,665)	(3,899)

Finance costs				(31,097)	(30,780)

Other				9,071	3,522

Income tax				(101,796)	(109,262)

Total other				$(144,620)	$(150,908)	$429,980

Consolidated				$543,236	$649,518	$12,161,186

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton, Stobie and Totten gold interests as well as the non-operating Victor gold interest.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the Copper World, Marmato, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley, Hemlo and Jervois gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Aljustrel, El Alto, Copper World, Navidad, Marmato, Cozamin , El Domo, Mineral Park, Kudz Ze Kayah and Jervois silver interests.

Three Months Ended June 30, 2025
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$252,997	$32,734	$30,720	$189,543	$220,263	$2,677,073

Sudbury 1	9,597	1,140	3,778	4,679	8,457	230,307

Constancia	22,629	2,899	2,203	17,527	19,730	58,963

San Dimas	23,982	4,632	2,097	17,253	19,350	131,787

Stillwater	4,594	818	583	3,193	3,776	206,058

Blackwater	11,084	3,857	2,031	5,196	7,227	338,133

Platreef	-	-	-	-	-	275,702

Other 2	3,471	1,446	391	1,634	3,034	592,372

Total gold interests	$328,354	$47,526	$41,803	$239,025	$281,837	$4,510,395

Silver

Peñasquito	$71,467	$9,632	$10,261	$51,574	$61,835	$224,608

Antamina	36,303	7,355	9,077	19,871	28,948	474,215

Constancia	21,138	3,911	3,814	13,413	17,227	157,109

Blackwater	5,239	935	1,381	2,923	4,519	169,566

Other 3	31,592	4,101	4,321	23,170	22,961	551,926

Total silver interests	$165,739	$25,934	$28,854	$110,951	$135,490	$1,577,424

Palladium

Stillwater	$2,564	$450	$1,105	$1,009	$2,114	$211,019

Platreef	-	-	-	-	-	78,814

Total palladium interests	$2,564	$450	$1,105	$1,009	$2,114	$289,833

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay	$6,561	$1,259	$3,240	$2,062	$2,907	$225,020

Total mineral stream interests	$503,218	$75,169	$75,002	$353,047	$422,348	$6,669,707

Other

General and administrative				$(11,022)	$(10,498)

Share based compensation				(9,962)	-

Donations and community investments				(2,368)	(2,096)

Finance costs				(1,427)	(2,025)

Other				9,736	8,179

Income tax				(45,734)	(949)

Total other				$(60,777)	$(7,389)	$1,312,678

Consolidated				$292,270	$414,959	$7,982,385

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the Marmato, Copper World, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the Los Filos, Zinkgruvan, Neves-Corvo, Marmato, Cozamin, Stratoni, Aljustrel, El Alto, Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Six Months Ended June 30, 2026
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$596,292	$55,780	$52,045	$488,467	$540,512	$2,568,665

Sudbury 1	41,424	3,553	12,427	25,444	37,893	206,067

Constancia	66,038	5,951	4,696	55,391	60,087	47,588

San Dimas	63,790	8,812	5,847	49,131	54,978	119,371

Stillwater	12,428	2,277	1,522	8,629	10,151	202,680

Blackwater	51,769	17,726	6,764	27,279	34,607	324,284

Platreef	-	-	-	-	-	275,702

Other 2	57,082	12,501	14,319	30,262	46,095	1,662,005

Total gold interests	$888,823	$106,600	$97,620	$684,603	$784,323	$5,406,362

Silver

Peñasquito	$320,748	$19,254	$21,210	$280,284	$301,494	$185,656

Antamina	277,563	55,340	51,322	170,901	222,223	4,708,329

Constancia	89,999	7,124	7,242	75,633	82,875	144,161

Blackwater	19,435	3,452	1,980	14,003	15,894	165,522

Other 3	197,783	45,581	8,388	143,814	172,291	562,150

Total silver interests	$905,528	$130,751	$90,142	$684,635	$794,777	$5,765,818

Palladium

Stillwater	$7,866	$1,448	$2,448	$3,970	$6,418	$206,444

Platreef	-	-	-	-	-	78,814

Total palladium interests	$7,866	$1,448	$2,448	$3,970	$6,418	$285,258

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay	$28,453	$5,287	$9,144	$14,022	$19,437	$206,733

Total mineral stream interests	$1,830,670	$244,086	$199,354	$1,387,230	$1,604,955	$11,731,206

Other

General and administrative				$(24,299)	$(30,944)

Share based compensation				(14,918)	(29,257)

Donations and community investments				(6,162)	(5,306)

Finance costs				(32,502)	(31,852)

Other				26,807	17,188

Income tax				(210,876)	(109,444)

Total other				$(261,950)	$(189,615)	$429,980

Consolidated				$1,125,280	$1,415,340	$12,161,186

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton, Stobie and Totten gold interests as well as the non-operating Victor gold interest.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the Copper World, Marmato, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley, Hemlo and Jervois gold interests.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Aljustrel, El Alto, Copper World, Navidad, Marmato, Cozamin , El Domo, Mineral Park, Kudz Ze Kayah and Jervois silver interests.

Six Months Ended June 30, 2025
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold

Salobo	$493,802	$68,676	$62,412	$362,714	$425,126	$2,677,073

Sudbury 1	25,714	3,393	11,244	11,077	22,307	230,307

Constancia	50,752	7,054	5,363	38,335	43,698	58,963

San Dimas	49,733	10,341	4,694	34,698	39,392	131,787

Stillwater	10,188	1,786	1,402	7,000	8,402	206,058

Blackwater	11,398	3,969	2,098	5,331	7,429	338,133

Platreef	-	-	-	-	-	275,702

Other 2	6,462	2,682	779	3,001	5,653	592,372

Total gold interests	$648,049	$97,901	$87,992	$462,156	$552,007	$4,510,395

Silver

Peñasquito	$134,738	$18,641	$19,857	$96,240	$116,097	$224,608

Antamina	64,614	13,018	16,556	35,040	51,596	474,215

Constancia	44,514	8,481	8,269	27,764	36,034	157,109

Blackwater	5,239	935	1,381	2,923	4,519	169,566

Other 3	61,572	8,047	9,811	43,714	46,030	551,926

Total silver interests	$310,677	$49,122	$55,874	$205,681	$254,276	$1,577,424

Palladium

Stillwater	$4,936	$873	$2,160	$1,903	$4,063	$211,019

Platreef	-	-	-	-	-	78,814

Total palladium interests	$4,936	$873	$2,160	$1,903	$4,063	$289,833

Platinum

Marathon	$-	$-	$-	$-	$-	$9,451

Platreef	-	-	-	-	-	57,584

Total platinum interests	$-	$-	$-	$-	$-	$67,035

Cobalt

Voisey’s Bay	$9,967	$1,909	$5,669	$2,389	$6,869	$225,020

Total mineral stream interests	$973,629	$149,805	$151,695	$672,129	$817,215	$6,669,707

Other

General and administrative				$(24,547)	$(29,875)

Share based compensation				(22,143)	(17,209)

Donations and community investments				(5,060)	(4,975)

Finance costs				(2,868)	(3,186)

Other				17,256	16,964

Income tax				(88,513)	(3,182)

Total other				$(125,875)	$(41,463)	$1,312,678

Consolidated				$546,254	$775,752	$7,982,385

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than
10
% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the Marmato, Copper World, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests.

3)
Where a silver interest represents less than
10
% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the Los Filos, Zinkgruvan, Neves-Corvo, Marmato, Cozamin, Stratoni, Aljustrel, El Alto, Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.

Schedule of Company's Geographical Information
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

	Sales				Carrying Amount at June 30, 2026

(in thousands)	Three Months Ended Jun 30, 2026		Six Months Ended Jun 30, 2026		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$90,542	10%	$183,449	10%	$938,208	$192,197	$-	$9,451	$206,733	$1,346,589	12%

United States	14,835	2%	28,921	2%	302,888	116,216	206,444	-	-	625,548	6%

Mexico	236,305	25%	408,533	22%	119,369	271,835	-	-	-	391,204	3%

Europe

Portugal	40,985	4%	105,406	6%	-	14,728	-	-	-	14,728	0%

Sweden	33,015	4%	64,305	4%	-	22,341	-	-	-	22,341	0%

United Kingdom	-	0%	-	0%	20,379	-	-	-	-	20,379	0%

South America

Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	-	253,514	2%

Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889	0%

Chile	-	0%	1,523	0%	144,536	-	-	-	-	144,536	1%

Brazil	312,112	34%	596,293	32%	2,568,666	-	-	-	-	2,568,666	22%

Peru	196,917	21%	433,600	24%	47,589	4,852,483	-	-	-	4,900,072	42%

Ecuador	-	0%	-	0%	65,420	11,762	-	-	-	77,182	1%

Colombia	4,490	0%	8,640	0%	115,372	9,417	-	-	-	124,789	1%

Africa

Côte d’Ivoire	-	0%	-	0%	626,470	-	-	-	-	626,470	5%

Ethiopia	-	0%	-	0%	175,592	-	-	-	-	175,592	1%

South Africa	-	0%	-	0%	275,702	-	78,814	57,584	-	412,100	4%

Asia Pacific

Australia	-	0%	-	0%	6,171	10,436	-	-	-	16,607	0%

Consolidated	$929,201	100%	$1,830,670	100%	$5,406,362	$5,765,818	$285,258	$67,035	$206,733	$11,731,206	100%

1)	Includes the El Alto project, which straddles the border of Argentina and Chile.

	Sales				Carrying Amount at December 31, 2025

(in thousands)	Three Months Ended Jun 30, 2025		Six Months Ended Jun 30, 2025		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America

Canada	$32,481	6%	$52,319	5%	$669,263	$194,177	$-	$9,451	$215,877	$1,088,768	16%

United States	7,158	1%	15,124	2%	204,204	116,510	208,892	—	-	529,606	8%

Mexico	100,940	20%	197,032	20%	125,215	299,441	-	-	-	424,656	6%

Europe

Portugal	7,627	2%	15,060	2%	-	15,373	-	-	-	15,373	0%

Sweden	18,163	4%	33,368	3%	-	23,136	-	-	-	23,136	0%

UK	-	0%	-	0%	20,376	-	-	-	-	20,376	0%

South America

Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	-	253,514	3%

Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889	0%

Chile	1,011	0%	1,886	0%	176,947	-	-	-	-	176,947	2%

Brazil	252,997	50%	493,802	51%	2,620,710	-	-	-	-	2,620,710	35%

Peru	80,071	16%	159,880	16%	52,285	610,481	-	-	-	662,766	9%

Ecuador	-	0%	-	0%	65,046	11,714	-	-	-	76,760	1%

Colombia	2,770	1%	5,158	1%	78,931	6,506	-	-	-	85,437	1%

Africa

Côte d’Ivoire	-	0%	-	0%	470,106	-	-	-	-	470,106	6%

Ethiopia	-	0%	-	0%	526,005	-	-	-	-	526,005	7%

South Africa	-	0%	-	0%	275,702	-	78,814	57,584	-	412,100	6%

Consolidated	$503,218	100%	$973,629	100%	$5,284,790	$1,541,741	$287,706	$67,035	$215,877	$7,397,149	100%

1)	Includes the El Alto project, which straddles the border of Argentina and Chile.